PROVISION FOR INCOME TAXES (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Provision (benefit) for income taxes [Abstract]
U.S. federal taxes - current	$ (1)	$ (40)	$ (20)
U.S. federal taxes - deferred	0	37	26
Non-U.S. taxes - current	(6)	145	20
Non-U.S. taxes - deferred	28	(141)	6
State taxes, net of federal benefit - current	(11)	12	10
State taxes, net of federal benefit - deferred	10	(5)	(4)
Total provision for income taxes	20	8	38
Deferred tax assets: [Abstract]
Inventory	30	36
Intangibles	0	0
Property, plant and equipment	0	4
Warranty reserves	16	14
Retiree medical benefits	14	43
Pension benefits	110	199
Employee benefits, other than retirement	84	96
Net operating loss capital loss and credit carryforwards	272	393
Unrealized gains/losses on investments	47	47
Unremitted earnings of foreign subsidiaries	0	0
Share-based compensation	48	51
Deferred revenue	18	93
Other	56	52
Subtotal	695	1,028
Tax valuation allowance	(369)	(527)
Total deferred tax assets or deferred tax liabilities	326	501
Deferred tax liabilities: [Abstract]
Inventory	0	0
Intangibles	82	132
Property, plant and equipment	32	16
Warranty reserves	0	1
Retiree medical benefits	0	2
Pension benefits	0	49
Employee benefits, other than retirement	0	0
Net operating loss capital loss and credit carryforwards	0	0
Unrealized gains/loss on investments	0	0
Unremmitted earnings of foreign subsidiaries	0	88
Share-based compensation	0	0
Deferred revenue	0	2
Other	36	3
Subtotal	150	293
Tax valuation allowance	0	0
Total deferred tax liabilities	150	293
Current and long term Deferred tax assets and liabilities [Abstract]
Current deferred tax assets (included within other current assets)	54	99
Long-term deferred tax assets (included within other assets)	168	190
Current deferred tax liabilities (included within other accrued liabilities)	(4)	(10)
Long-term deferred tax liabilities (included within other long-term liabilities)	(42)	(71)
Total	176	208
Valuation Allowance related to U.S. Jurisdiction	308
Federal net operating loss carryforwards	24
Tax credit carryforwards	121
Operating Loss Carryforwards, Expiration Dates	beginning 2021 through 2026
State net operating loss carryforwards	219
State Operating Loss Carryforward, Expiration Dates	beginning 2014 through 2031
State tax credit carryforwards that do not expire	6
Operating Loss Carryforwards, Limitations of Use	change of ownership limitations provided by the Internal Revenue Code and similar state provisions
Foreign net operating loss carryforwards	517
Portion of this foreign loss which will expire in years beginning 2012 through 2021	271
Balance of this foreign loss with an indefinite life	246
Unrecognized deferred tax benefits	194
Profit before tax times statutory rate	361	242	2
State income taxes, net of federal benefit	(1)	4	6
Non-U.S. income taxed at different rates	(153)	(98)	47
Change in previously unrecognized non-US tax benefits	(97)	32	(71)
Research credits	(5)	(1)	(7)
Hewlett Packard tax sharing agreement adjustment	(3)	(17)	0
Nondeductible goodwill	0	0	2
Nondeductible employee stock purchase plan expense	1	1	2
Other, net	1	7	11
Valuation allowances	(84)	(162)	46
Total provision for income taxes	20	8	38
Effective tax rate (in hundredths)	2.00%	1.00%	543.00%
Income (Loss) before Income taxes [Abstract]
U.S. operations	88	163	(226)
Non-U.S. operations	944	529	233
Income before taxes	1,032	692	7
Net tax benefit relating to release of U.K. valuation allowance		101
Increase in prior year tax reserves		32
Payment received on tax sharing agreement with Hewlett Packard		54
Net tax benefits relating primarily to lapses of statutes of limitations and tax settlements			71
The cumulative amount of undistributed earnings considered indefinitely reinvested	4,213
Impact of the tax holidays decreased income taxes as a result of the incentives	127	62	14
The benefit of the tax holidays on net income per share (diluted)	$ 0.36	$ 0.18	$ 0.04
Net tax benefit primarily associated with refund in Canada	97
Net tax benefit includes adjustment to reduce carry value for certain UK deferred tax assets	26
Interest and penalties related to unrecognized tax benefits accrued and reported	38.0	53.8
Interest and penalties relating to unrecognized tax benefits recognized	13.6	5.4
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	656	930
Additions for acquisitions	0	15
Additions for tax positions related to the current year	41	46
Additions for tax positions from prior years	18	75
Reductions for tax positions from prior years	(170)	(284)
Settlements with taxing authorities	(67)	(119)
Statute of limitations expirations	(9)	(7)
Balance, end of year	$ 469	$ 656	$ 930
Tax years still open to audit in US	back to the year 2006
Income Tax Examination, Year(s) under Examination	Agilent's U.S. federal income tax returns for 2006 through 2007